SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 74,779	$ 92,965	$ 101,980
Inter-segment revenue	0	0	0
Total revenue	74,779	92,965	101,980
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	50,508	67,249	77,688
Inter-segment revenue	26,110	49,059	59,304
Total revenue	76,618	116,308	136,992
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	24,271	25,716	24,292
Inter-segment revenue	828	2,517	1,095
Total revenue	25,099	28,233	25,387
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	0	0	0
Inter-segment revenue	(26,938)	(51,576)	(60,399)
Total revenue	$ (26,938)	$ (51,576)	$ (60,399)